Real Estate Real Estate Held For Sale, Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Leasing Costs, net	$ 1,003	$ 0
Deferred Rent	565	2
Other Assets	2	38
Accumulated Depreciation	(1,050)	(283)
Deferred Financing Costs, net	0	64
Real estate assets and other assets held for sale, net	8,004	7,221
KeyBank Term Loan	0	6,570
Accounts Payable and Other Liabilities	107	344
Due to Affiliates	6	11
Liabilities of real estate assets held for sale	113	6,925
Land
Property, Plant and Equipment [Line Items]
Assets held for sale	737	737
Building
Property, Plant and Equipment [Line Items]
Assets held for sale	5,266	5,266
Tenant origination and absorption cost
Property, Plant and Equipment [Line Items]
Assets held for sale	1,397	1,397
Construction in Progress
Property, Plant and Equipment [Line Items]
Assets held for sale	$ 84	$ 0